Financial Instruments - Classification by nature, category and fair value (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Financial assets (liabilities)	€ (10,720,863)	€ (9,950,142)
Measured at fair value
Financial instruments
Financial assets	229,182	287,275
Financial liabilities	(10,144)	(4,736)
Measured at fair value | Non-current financial asset
Financial instruments
Financial assets	11,138	11,540
Financial assets, at fair value	11,138	11,540
Measured at fair value | Trade receivables
Financial instruments
Financial assets	193,356	236,076
Financial assets, at fair value	193,356	236,076
Measured at fair value | Derivative instruments
Financial instruments
Financial assets	24,688	39,659
Financial assets, at fair value	24,688	39,659
Financial liabilities	(10,144)	(4,736)
Financial liabilities, at fair value		(4,736)
Measured at fair value | Level 1 | Non-current financial asset
Financial instruments
Financial assets, at fair value	7	7
Measured at fair value | Level 2 | Trade receivables
Financial instruments
Financial assets, at fair value	193,356	236,076
Measured at fair value | Level 2 | Derivative instruments
Financial instruments
Financial assets, at fair value	24,688	39,659
Financial liabilities, at fair value	(10,144)	(4,736)
Measured at fair value | Level 3 | Non-current financial asset
Financial instruments
Financial assets, at fair value	11,131	11,533
Not measured at fair value
Financial instruments
Financial assets	1,336,835	1,606,981
Financial liabilities	(12,276,736)	(11,839,662)
Not measured at fair value | Senior Unsecured and Secured Notes
Financial instruments
Financial liabilities	(4,568,130)	(4,572,720)
Financial liabilities, at fair value	(4,364,798)	(4,122,656)
Not measured at fair value | Promissory Notes
Financial instruments
Financial liabilities	(114,188)	(118,940)
Not measured at fair value | Senior secured debt
Financial instruments
Financial liabilities	(3,179,333)	(3,227,926)
Financial liabilities, at fair value	(3,332,560)	(3,286,662)
Not measured at fair value | Other bank loans
Financial instruments
Financial liabilities	(1,144,459)	(813,595)
Not measured at fair value | Lease liabilities.
Financial instruments
Financial liabilities	(1,111,329)	(1,016,944)
Not measured at fair value | Other financial liabilities
Financial instruments
Financial liabilities	(929,636)	(1,001,387)
Not measured at fair value | Other non-current debt
Financial instruments
Financial liabilities		(15)
Not measured at fair value | Trade and other payables
Financial instruments
Financial liabilities	(946,295)	(846,648)
Not measured at fair value | Other current liabilities
Financial instruments
Financial liabilities	(283,366)	(241,487)
Not measured at fair value | Non-current financial assets.
Financial instruments
Financial assets	164,494	582,175
Not measured at fair value | Other current financial assets
Financial instruments
Financial assets	116,075	31,034
Not measured at fair value | Trade and other receivables
Financial instruments
Financial assets	526,689	445,793
Not measured at fair value | Cash and cash equivalents
Financial instruments
Financial assets	529,577	547,979
Not measured at fair value | Level 1 | Senior Unsecured and Secured Notes
Financial instruments
Financial liabilities, at fair value	(4,364,798)	(4,122,656)
Not measured at fair value | Level 2 | Senior secured debt
Financial instruments
Financial liabilities, at fair value	(3,332,560)	(3,286,662)
Financial liabilities at amortised cost
Financial instruments
Financial assets (liabilities)	(11,993,370)	(11,598,160)
Financial liabilities at amortised cost | Not measured at fair value
Financial instruments
Financial liabilities	(11,993,370)	(11,598,160)
Financial liabilities at amortised cost | Not measured at fair value | Senior Unsecured and Secured Notes
Financial instruments
Financial liabilities	(4,568,130)	(4,572,720)
Financial liabilities at amortised cost | Not measured at fair value | Promissory Notes
Financial instruments
Financial liabilities	(114,188)	(118,940)
Financial liabilities at amortised cost | Not measured at fair value | Senior secured debt
Financial instruments
Financial liabilities	(3,179,333)	(3,227,926)
Financial liabilities at amortised cost | Not measured at fair value | Other bank loans
Financial instruments
Financial liabilities	(1,144,459)	(813,595)
Financial liabilities at amortised cost | Not measured at fair value | Lease liabilities.
Financial instruments
Financial liabilities	(1,111,329)	(1,016,944)
Financial liabilities at amortised cost | Not measured at fair value | Other financial liabilities
Financial instruments
Financial liabilities	(929,636)	(1,001,387)
Financial liabilities at amortised cost | Not measured at fair value | Trade and other payables
Financial instruments
Financial liabilities	(946,295)	(846,648)
Other financial liabilities.
Financial instruments
Financial assets (liabilities)	(283,366)	(241,502)
Other financial liabilities. | Not measured at fair value
Financial instruments
Financial liabilities	(283,366)	(241,502)
Other financial liabilities. | Not measured at fair value | Other non-current debt
Financial instruments
Financial liabilities		(15)
Other financial liabilities. | Not measured at fair value | Other current liabilities
Financial instruments
Financial liabilities	(283,366)	(241,487)
Financial assets at amortised costs
Financial instruments
Financial assets (liabilities)	1,336,835	1,606,981
Financial assets at amortised costs | Not measured at fair value
Financial instruments
Financial assets	1,336,835	1,606,981
Financial assets at amortised costs | Not measured at fair value | Non-current financial assets.
Financial instruments
Financial assets	164,494	582,175
Financial assets at amortised costs | Not measured at fair value | Other current financial assets
Financial instruments
Financial assets	116,075	31,034
Financial assets at amortised costs | Not measured at fair value | Trade and other receivables
Financial instruments
Financial assets	526,689	445,793
Financial assets at amortised costs | Not measured at fair value | Cash and cash equivalents
Financial instruments
Financial assets	529,577	547,979
Financial assets at fair value through profit or loss
Financial instruments
Financial assets (liabilities)	(10,137)	(4,729)
Financial assets at fair value through profit or loss | Measured at fair value
Financial instruments
Financial assets	7	7
Financial liabilities	(10,144)	(4,736)
Financial assets at fair value through profit or loss | Measured at fair value | Non-current financial asset
Financial instruments
Financial assets	7	7
Financial assets at fair value through profit or loss | Measured at fair value | Derivative instruments
Financial instruments
Financial liabilities	(10,144)	(4,736)
Financial assets at fair value through OCI
Financial instruments
Financial assets (liabilities)	204,487	247,609
Financial assets at fair value through OCI | Measured at fair value
Financial instruments
Financial assets	204,487	247,609
Financial assets at fair value through OCI | Measured at fair value | Non-current financial asset
Financial instruments
Financial assets	11,131	11,533
Financial assets at fair value through OCI | Measured at fair value | Trade receivables
Financial instruments
Financial assets	193,356	236,076
Hedges
Financial instruments
Financial assets (liabilities)	24,688	39,659
Hedges | Measured at fair value
Financial instruments
Financial assets	24,688	39,659
Hedges | Measured at fair value | Derivative instruments
Financial instruments
Financial assets	€ 24,688	€ 39,659